Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of operating leases
(Amounts in US$'s)	June 30, 2020	December 31, 2019
ROU assets	$2,878,467	$2,199,682
Lease liability	$2,971,673	$2,212,548

(Amounts in US$'s)	January 10, 2019
ROU assets	$116,876
Lease liability	$116,876

(Amounts in US$'s)	December 31, 2019
ROU assets	$2,199,682
Lease liability	$2,212,548

Schedule of other information related to our operating leases
(Amounts in US$’s)	For the six months ended June 30, 2020
ROU Asset – December 31, 2019	$2,199,682
Increase	1,048,058
Decrease	(101,438)
Amortization	(267,835)
ROU Asset – June 30, 2020	$2,878,467

Lease liability – December 31, 2019	$2,212,548
Increase	1,048,058
Decrease	(101,438)
Amortization	(187,495)
Lease liability – June 30, 2020	$2,971,673

Lease liability – short term	$586,048
Lease liability – long term	2,385,625
Lease liability – total	$2,971,673

(Amounts in US$'s)	December 31, 2019
ROU Asset – January 10, 2019	$116,876
Increase	2,300,580
Amortization	(217,774)
ROU Asset – December 31, 2019	$2,199,682

Lease liability – January 10, 2019	$116,876
Increase	2,300,580
Amortization	(204,908)
Lease liability – December 31, 2019	$2,212,548

Lease liability – short term	$467,979
Lease liability – long term	1,744,569
Lease liability – total	$2,212,548

Schedule of weighted-average remaining lease term and weighted average discount rates of operating leases
(Amounts in US$'s)	June 30, 2020	December 31, 2019
Weighted average remaining lease term	4.72 years	4.56 years
Weighted average discount rate	6.01%	6.50%

Schedule of total remaining years to lease liabilities operating leases
(Amounts in US$’s)	Operating Leases

Remainder of 2020	$323,725
2021	740,907
2022	660,091
2023	671,761
2024	635,306
Thereafter	371,116
Total minimum lease payments	3,402,906
Less: effect of discounting	(431,233)
Present value of future minimum lease payments	2,971,673
Less: current obligations under leases	(586,048)
Long-term lease obligations	$2,385,625

(Amounts in US$’s)	Operating Leases
Amounts due within twelve months of December 31,
2020	$557,200
2021	521,067
2022	431,146
2023	434,736
2024	389,917
Thereafter	177,735
Total minimum lease payments	2,511,801
Less: effect of discounting	(299,253)
Present value of future minimum lease payments	2,212,548
Less: current obligations under leases	(467,979)
Long-term lease obligations	$1,744,569

Schedule of finance leases information
(Amounts in US$’s)	For the six months ended June 30, 2020
ROU Asset – December 31, 2019	$—
Increase	53,571
Decrease	—
Amortization	(2,989)
ROU Asset – June 30, 2020	$50,582

Lease liability – December 31, 2019	$—
Increase	53,571
Decrease	—
Interest accretion	446
Payment	(3,859)
Lease liability – June 30, 2020	$50,158

Lease liability – short term	$28,580
Lease liability – long term	21,578
Lease liability – total	$50,158

Schedule of weighted-average remaining lease term and weighted average discount rates of finance leases
(Amounts in US$'s)	June 30, 2020	December 31, 2019
Weighted average remaining lease term	1.81 years	4.56 years
Weighted average discount rate	2.42%	6.50%